UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: July 1, 2022 - June 30, 2023

Explanatory Note: There may be instances in this report where a voting instruction is not included for a ballot item at a meeting. This typically occurs when the item is not an item for which a vote is requested (e.g., the receipt of a report by the company’s management or board or the opening or closing of the meeting).

ITEM 1. PROXY VOTING RECORD.

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ICA File Number: 811-05822
Reporting Period: 07/01/2022 - 06/30/2023
MFS Charter Income Trust

=========================== MFS Charter Income Trust ===========================

INTELSAT SA

Ticker:                      Security ID:  L5217E120
Meeting Date: JUN 21, 2023   Meeting Type: Annual
Record Date:  MAY 15, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Receive Board and Auditors' Report      None      None         Management
2     Approve Statutory Standalone Financial  For       For          Management
      Statements
3     Approve Consolidated Financial          For       For          Management
      Statements
4     Approve Discharge of Directors          For       For          Management
5     Approve Allocation of Income            For       For          Management
6     Approve Appointment and Co-optation of  For       For          Management
      David Wajsgras as Director
7     Approve Appointment and Co-optation of  For       For          Management
      David Mack as Director
8a    Reelect Directors (Bundled)             For       For          Management
9     Approve Remuneration of Directors for   For       For          Management
      the year 2022
10    Approve Remuneration of Directors for   For       For          Management
      the year 2023
11    Ratify KPMG Audit as Statutory Auditor  For       For          Management
12    Authorize Company and/or any Wholly     For       For          Management
      Owned Subsidiary to Purchase, Acquire,
      Receive or Hold Shares of Any Class

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	MFS CHARTER INCOME TRUST

By (Signature and Title):	David DiLorenzo*
David DiLorenzo, President and Principal Executive Officer

Date: August 29, 2023

*By (Signature and Title)	/s/ Susan A. Pereira
Susan A. Pereira, as attorney-in-fact

*	Executed by Susan A. Pereira on behalf of David DiLorenzo pursuant to a Power of Attorney dated July 11, 2023.

(1)	Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-04096) Post-Effective Amendment No. 78 filed with the SEC via EDGAR on July 27, 2023.